Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other investments
Current accounts	$ 66,153	$ 71,783
Bank deposits	25,005	15
1-month 0% US T-Bill	19,891
Total	$ 111,049	$ 71,798	$ 86,774	$ 142,802
0% US treasury bills
Other investments
Interest rate	0.00%
Maturity term	1 month